NOTES PAYABLE - Interest activity (Details) - JPY (¥) ¥ in Thousands	12 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2021
NOTES PAYABLE
Capitalized interest included in real estate inventory	¥ 250,151	¥ 304,545	¥ 138,983
Interest incurred	191,612	211,206	177,232
Less: Amounts capitalized	(174,881)	(187,873)	(120,582)
Interest expense	¥ 16,731	¥ 23,333	¥ 56,650